Benefit Plans - Schedule of Net Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Atlas Bank Retirement Income Plan ("ABRIP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation - ending	$ 2,646
Fair value of assets - ending	3,885
Projected benefit obligation	2,646
Fair value of assets	3,885
Funded status/accrued pension/postretirement benefit cost included in other liabilities	1,239
Discount rate	4.50%
Benefit Equalization Plan ("BEP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation - beginning	3,430	2,859
Interest cost	154	143	162
Actuarial (gain) loss	(218)	649
Benefit payments	(265)	(221)	(257)
Benefit obligation - ending	3,101	3,430	2,859
Fair value of assets - beginning
Contributions	265	221	257
Benefit payments	(265)	(221)	(257)
Fair value of assets - ending
Accumulated benefit obligation	(3,101)	(3,430)
Projected benefit obligation	3,101	3,430	2,859
Fair value of assets
Funded status/accrued pension/postretirement benefit cost included in other liabilities	(3,101)	(3,430)
Discount rate	4.50%	5.00%
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation - beginning	1,043	655
Service cost	54	62	23
Interest cost	45	40	34
Actuarial (gain) loss	(144)	291
Benefit payments	(6)	(5)	(5)
Benefit obligation - ending	992	1,043	655
Fair value of assets - beginning
Contributions	6	5	5
Benefit payments	(6)	(5)	(5)
Fair value of assets - ending
Accumulated benefit obligation	(992)	(1,043)
Projected benefit obligation	992	1,043	655
Fair value of assets
Funded status/accrued pension/postretirement benefit cost included in other liabilities	(992)	(1,043)
Discount rate	4.50%	5.00%
Salary increase rate	3.25%	3.25%
Directors' Consultation and Retirement Plan ("DCRP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation - beginning	3,201	2,761
Service cost	147	168	131
Interest cost	136	125	146
Actuarial (gain) loss	(441)	245
Benefit payments	(60)	(98)	(117)
Benefit obligation - ending	2,983	3,201	2,761
Fair value of assets - beginning
Contributions	60	98	117
Benefit payments	(60)	(98)	(117)
Fair value of assets - ending
Accumulated benefit obligation	(2,524)	(2,278)
Projected benefit obligation	2,983	3,201	2,761
Fair value of assets
Funded status/accrued pension/postretirement benefit cost included in other liabilities	$ (2,983)	$ (3,201)
Discount rate	4.50%	5.00%
Salary increase rate	3.25%	3.25%